Segmented information (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current assets	$ 190,445	$ 6,840,642
Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	184,514	265,626
Country Of United States [Member]
IfrsStatementLineItems [Line Items]
Non-current assets		6,568,840
Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	$ 5,931	$ 6,176